SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies [Abstract]
Plant and equipment	The major categories of plant and equipment are depreciated on a straight-line basis using the estimated lives indicated below:

Vehicles	5 - 7 years
Mining equipment	3 years - LOM
Mobile equipment components	2 - 7 years
Buildings	LOM
Mine plant equipment	LOM
Underground infrastructure	LOM
Right-of-use assets - plant and equipment	10 years - LOM

Restatement
The following table outlines the impact of the change in the presentation of interest paid in the consolidated statements of cash flows for the year ended December 31, 2019:

	Year ended December 31, 2019
	As previously reported	Adjustment	Restated
Interest paid	$(11,646)	$11,646	$—
Cash generated by operating activities	134,198	11,646	145,844

Interest paid	—	(11,646)	(11,646)
Cash generated by financing activities	80,553	(11,646)	68,907